Revenue - product sales and recycling services (Tables)	6 Months Ended
Jun. 30, 2023
Product sales revenue [Abstract]
Schedule of product sales revenue

For the	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$5.0	$4.3	$12.2	$7.6
Fair value pricing adjustments	(1.9)	(4.7)	(6.0)	(0.3)
Product sales	3.1	(0.4)	6.2	7.3
Recycling services	0.5	0.4	1.0	0.7
Revenue	$3.6	$—	$7.2	$8.0

For the	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$5.0	$4.3	$12.2	$7.6
Recycling services	0.5	0.4	1.0	0.7
Total revenue before FV pricing adjustment	$5.5	$4.7	$13.2	$8.3